Borrowings - ABS I Notes (Details) - ABS I Notes - USD ($) $ in Thousands	Dec. 31, 2024	Nov. 30, 2019
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 200,000
Interest rate	5.00%	5.00%
Covenant One
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met		25.00%
Debt service coverage ratio		1.25
Covenant Two
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met		50.00%
Covenant Three
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met		100.00%
Debt service coverage ratio		1.15
Production tracking rate		80.00%
Loan to value ratio		85.00%
Covenant Four
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met		100.00%
Bottom of range
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met		50.00%
Bottom of range | Covenant Two
Disclosure of detailed information about borrowings [line items]
Debt service coverage ratio		1.15
Top of range
Disclosure of detailed information about borrowings [line items]
Percentage of excess payments to be made if performance metrics are met		100.00%
Top of range | Covenant Two
Disclosure of detailed information about borrowings [line items]
Debt service coverage ratio		1.25
Upstream producing Appalachian assets
Disclosure of detailed information about borrowings [line items]
Percentage of assets hedged		85.00%